Redeemable Investor Units - Summary of Dividends Preferred Stock (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ / shares in Units, $ in Thousands	Aug. 10, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Units		11,000,619	10,975,101
Total	$ 103,591	$ 76,370
Investor Units I [Member]
Temporary Equity [Line Items]
Units	382,572	382,572	382,572
Per Unit	$ 8.53	$ 7.60
Total	$ 3,265	$ 2,908
Investor Units II [Member]
Temporary Equity [Line Items]
Units	509,796	509,796	509,796
Per Unit	$ 10.15	$ 8.95
Total	$ 5,175	$ 4,563
Investor Units III-A – Issued prior to December 1, 2015 [Member]
Temporary Equity [Line Items]
Units	1,872,409	1,872,409
Per Unit	$ 10.48	$ 9.09
Total	$ 19,627	$ 17,020
Investor Units III-A – Issued after December 1,2015 [Member]
Temporary Equity [Line Items]
Units	6,043,421	6,043,421
Per Unit	$ 7.90	$ 6.34
Total	$ 47,757	$ 38,322
Investor Units III-B [Member]
Temporary Equity [Line Items]
Units	568,613	568,613	568,613
Per Unit	$ 5.51	$ 4.06
Total	$ 3,132	$ 2,306
Investor Units III-C [Member]
Temporary Equity [Line Items]
Units	747,661	747,661	747,661
Per Unit	$ 11.34	$ 8.14
Total	$ 8,477	$ 6,089
Investor Units III-D [Member]
Temporary Equity [Line Items]
Units	876,147	876,147	850,629
Per Unit	$ 8.98	$ 5.89
Total	$ 7,865	$ 5,162
Investor Units III-E [Member]
Temporary Equity [Line Items]
Units	1,471,623
Per Unit	$ 5.64
Total	$ 8,293